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BBH Intermediate Municipal Bond Fund
BBH INTERMEDIATE MUNICIPAL BOND FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH Intermediate Municipal Bond Fund (the “Fund”) is to protect investor’s capital and generate attractive risk-adjusted returns.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class N Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - BBH Intermediate Municipal Bond Fund - USD ($)	Class N Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the subscription amount)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the amount being reinvested)	none	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	1.00%	1.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BBH Intermediate Municipal Bond Fund		Class N Shares	Class I Shares
Management Fees		0.40%	0.40%
Shareholder Service Fee		0.20%	none
Distribution (12b-1) Fees		none	none
Other Expenses		0.12%	0.05%
Total Annual Fund Operating Expenses		0.72%	0.45%
Less Fee Waiver/Expense Reimbursement	[1]	(0.07%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.65%	0.45%
[1]	Brown Brothers Harriman & Co., through a separately identifiable department (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.65% for Class N Shares and 0.50% for Class I Shares through March 1, 2025 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BBH Intermediate Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N Shares	66	223	393	888
Class I Shares	46	144	252	567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio. Excluding variable rate demand notes, during the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by applying bottom-up fundamental analysis and investing in a long-term, tax-aware manner. The Fund aims to implement the strategy by investing primarily in a diversified portfolio of investment grade municipal bonds rated in the four highest credit ratings categories (AAA to BBB, or equivalent) at the time of purchase by at least one nationally recognized credit rating agency, or, if unrated, deemed to be of comparable quality by the investment adviser. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes. However, certain municipal securities may pay interest that is includable as taxable income for purposes of the federal alternative minimum tax. There can be no assurance that the Fund will achieve its investment objective.

The Fund may invest in fixed-, variable- or floating-rate municipal securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. These may include general obligation bonds, which typically are backed by the issuer’s ability to levy taxes, and revenue bonds, which typically are backed by a stream of revenue from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal securities also include auction rate municipal securities. The Fund may invest up to 15% of the market value of its total assets in securities that may be purchased on a when-issued or delayed delivery basis.

The Fund may also invest up to 20% of its total assets in securities that are not municipal securities, if, in the opinion of the Investment Adviser, these securities will enhance after-tax returns for Fund investors. Non-municipal securities investments may include notes and bonds issued by domestic and non-U.S. corporations and financial institutions and the U.S. Government, its agencies and guaranteed issuers. In addition, the Fund may purchase asset-backed securities, mortgage backed securities, auction rate securities and other sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Under normal circumstances, the Fund expects the portfolio’s dollar weighted average maturity to be between 3 and 10 years.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, consisting of futures, swaps and options, to hedge its investments or to seek to enhance returns.

The Fund will not invest 25% or more of total assets in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of airport facilities or healthcare providers). For purposes of this policy, securities of the U.S. Government, its agencies, or instrumentalities and municipal obligations backed by the credit of governmental entities are not subject to this 25% limit. The Fund may invest more than 25% of its total assets in municipal securities whose issuers are located in any one state.

As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) when evaluating investments in municipal bonds and structured products. The Investment Adviser does not evaluate ESG factors for securities issued by the U.S. government and its agencies. ESG factors may include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs.

PRINCIPAL RISKS OF THE FUND
FUND PERFORMANCE

The following bar chart and table are designed to give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N Shares from year to year. The table shows how the average annual returns of the Fund’s Class N Shares and Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class N Shares (% Per Calendar Year)

Highest Performing Quarter:	6.38% in 4th quarter of 2023
Lowest Performing Quarter:	(5.39)% in 1st quarter of 2022

Average Annual Total Returns (For the periods ended December 31, 2023)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Returns - BBH Intermediate Municipal Bond Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class N Shares	Return Before Taxes	5.99%	2.14%	2.71%	Apr. 01, 2014
Class I Shares	Return Before Taxes	6.10%	2.29%	2.86%	Apr. 01, 2014
Return After Taxes on Distributions | Class N Shares	Return After Taxes on Distributions	5.89%	1.97%	2.45%	Apr. 01, 2014
Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.91%	1.95%	2.38%	Apr. 01, 2014
Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction of fees, expenses or taxes)	Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction of fees, expenses or taxes)	5.26%	2.17%	2.42%	Apr. 01, 2014